EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Defined Contribution Plan, Cost Recognized	¥ 12,576	¥ 13,873	¥ 16,212
Percentage Of Entity Registered Capital	50.00%
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%
Statutory Surplus Reserve Fund Appropriations	¥ 24,789	¥ 24,789
Beijing Origin State Harvest Biotechnology Limited [Member]
Statutory Surplus Reserve Fund Annual Appropriation Percentage	10.00%